Property, Equipment and Software	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software
Property, Equipment and Software
8.	Property, equipment and software

Property, equipment and software consist of the following:

	As of December 31,
	2021	2022
Cost:
Mining equipment	146,881	720,666
Computers and electronic equipment	27,492	69,698
Leasehold improvements	21,412	33,466
Mechanical equipment	7,694	855
Software	5,438	16,437
Construction in progress	665	—
Motor vehicles	470	541
Total cost	210,052	841,663
Less: Accumulated depreciation and amortization	(24,486)	(243,675)
Property, equipment and software, net	185,566	597,988

Depreciation and amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	For the Years Ended December 31,
	2020	2021	2022
General and administrative expenses	7,680	6,439	11,954
Research and development expenses	3,874	2,826	6,047
Cost of revenues	217	1,715	208,362
Sales and marketing expenses	81	29	56
Total	11,852	11,009	226,419